2. Summary of Significant Accounting Policies: Loss Per Share (Policies)	6 Months Ended
Mar. 31, 2013
Policies
Loss Per Share

Loss per Share

The Company reports earnings (loss) per share in accordance with ASC Topic 260-10, "Earnings per Share." Basic earnings (loss) per share is computed by dividing income (loss) available to common shareholders by the weighted average number of common shares available. Diluted earnings (loss) per share is computed similar to basic earnings (loss) per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. Diluted earnings (loss) per share has not been presented since the effect of the assumed conversion of warrants and debt to purchase common shares would have an anti-dilutive effect. Potential common shares as of March 31, 2013 that have been excluded from the computation of diluted net loss per share amounted to  59,346,675 shares and include 19,426,675 warrants, 30,180,000 options and $4,870,000 of debt and accrued interest convertible into  9,740,,000 shares of the Company’s common stock.  Potential common shares as of March 31, 2012 that have been excluded from the computation of diluted net loss per share amounted to 57,124,613 shares and include 20,020,175 warrants, 32,980,000 options and $2,062,219 of debt and accrued interest convertible into 4,124,438 shares of the Company’s common stock. Potential common shares as of March 31, 2012 that have been excluded from the computation of diluted net loss per share total 57,124,613 shares and include 20,020,175 warrants, 32,980,000 options, and $2,062,219 of debt convertible into 4,124,438 shares of the Company’s common stock.